Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 26, 2024	Sep. 30, 2024	Mar. 31, 2023	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies
Decrease in finance lease, liability, lease modification		$ 400
Gain on sale of sale-leaseback		$ 100				$ 82
Financing liability				$ 349	$ 349	925
Loss contingency, estimate of possible loss				1,900	1,900	1,200
Lab equipment
Commitments and Contingencies
Gain on sale of sale-leaseback				(1,600)	(1,600)
Financing liability				$ 800	$ 800	1,400
Penn License Agreement | Penn
Commitments and Contingencies
Annual payments to be made						25,000
Additional milestone payments for first CAR-M product						1,700
Penn License Agreement | Penn | Maximum
Commitments and Contingencies
Milestone payments						10,900
Additional milestone payments						$ 30,000
Novartis Agreement
Commitments and Contingencies
Agreement term (in years)			5 years
Contract termination fee	$ 4,000
Prepaid asset	$ 4,000